CASH AND CASH EQUIVALENTS (Details Narrative) - CAD ($)	May 28, 2021	Mar. 27, 2021	Mar. 27, 2020	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Accrued interest				$ 406
Guaranteed Investment Certificate [Member]
IfrsStatementLineItems [Line Items]
Purchase of financial instrument	$ 140,000		$ 142,000
Financial instrument term	1 year		1 year
Average effective Instrument rate	0.35%		0.50%
Renew of financial instruments		$ 142,710
Renewed financial instrument term		1 year
Renewed effective instrument rate		0.10%